Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Revenues and Deferred Revenue
11.
REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	794,700	1,115,542	1,452,563
Degree- or diploma-oriented post-secondary courses	1,636,256	1,087,413	535,061
Subtotal Online educational courses	2,430,956	2,202,955	1,987,624
Others	79,444	125,863	176,014
Total revenues	2,510,400	2,328,818	2,163,638
Less: VAT related surcharges	(2,583)	(5,717)	(4,054)
Total net revenues	2,507,817	2,323,101	2,159,584

The movements of the deferred revenue for the years ended December 31, 2022 and 2023 were as follows (1):

	As of December 31,
	2022	2023
	RMB	RMB
Beginning balance (current and non-current)	2,348,179	1,690,946
Additions	1,606,642	1,468,899
Deductions	(2,263,875)	(2,045,922)
Ending balance (current and non-current)	1,690,946	1,113,923
Deferred revenue, current	986,086	553,812
Deferred revenue, non-current	704,860	560,111

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2022 and January 1, 2023 were substantially all recognized as revenue during the years ended December 31, 2022 and 2023, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, are included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2023, the deferred revenue balance was RMB1,113,923, of which RMB553,812 and RMB65,867 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB494,244 recognized thereafter.